SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Minimum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Maximum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life		15 years
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	10.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	6.50%